ORGANIZATION AND DESCRIPTION OF BUSINESS, Summary (Details)	Apr. 02, 2025 USD ($) $ / shares shares
IPO [Member]
Subsidiaries Information [Abstract]
Issuance of ordinary shares (in shares)	4,375,000
Offering price per share (in dollars per share) | $ / shares	$ 4
Aggregate gross proceeds | $	$ 20,125,000
Over-Allotment [Member]
Subsidiaries Information [Abstract]
Issuance of ordinary shares (in shares)	656,250